Property, Plant And Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	As of June 30, 2024 and December 31, 2023, property, plant and equipment consisted of the following:
	June 30, 2024	December 31, 2023
Electronic equipment	$770	$820
Office equipment and furniture	68	70
Leasehold improvement	178	182
	1,016	1,072
Less: accumulated depreciation	(963)	(987)
	$53	$85